Income Taxes (Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of Statutory Tax Rate [Line Items]
Statutory income tax rate	33.40%	35.80%	38.10%
Expenses not deductible for tax purposes	0.20%	0.30%	0.10%
Research and other credits	(1.40%)	(0.70%)	(0.80%)
Tax credits of investment in productivity improvement facilities	(2.70%)	(3.60%)
Change in valuation allowance	(3.90%)	2.00%	1.10%
Effect of enacted changes in tax laws and rates	1.90%	3.90%	1.00%
Effect of outside basis differences of equity method investment	(0.30%)	(0.60%)	(3.10%)
Goodwill impairment loss	0.40%
Other	(0.40%)	(0.10%)	0.60%
Actual effective income tax rate	27.20%	37.00%	37.00%